RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2023
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS [Text Block]

7. RELATED PARTY TRANSACTIONS

Related party transactions were recorded at the exchange value, which is the consideration determined and agreed to by the related parties. The Company's related parties include directors, key management and companies controlled by directors and key management.

Included in accounts payable and accrued liabilities as at September 30, 2023 was $51,480 (September 30, 2022 - $105,181) owing to the directors of the Company and the companies controlled by key management personnel.

Compensation of Key Management Personnel

Key management personnel are those persons that have authority and responsibility for planning, directing and controlling the activities of the Company, directly and indirectly, and by definition include the directors of the Company.

The following table summarizes expenses related to key management personnel:

	For the year ended:
	September 30, 2023	September 30, 2022	September 30, 2021
	$	$
Professional fees	120,000	144,000	87,074
Research and development	575,396	572,700	772,596
Consulting fees	-	174,215	-
Share-based compensation included in directors' compensation	1,156,523	99,438	136,612
Share-based compensation included in professional fees	-	-	23,126
Share-based compensation included in research and development	32,390	123,052	236,652
	1,884,309	1,113,405	1,256,060

See Note 8 for related party contractual obligations.